UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-2657

Waddell & Reed Advisors Municipal Bond Fund, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas    66202

(Address of principal executive offices)      (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas  66202

(Name and address of agent for service)

Registrant's telephone number, including area code:   913-236-2000

Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Municipal Bond Fund
December 31, 2005
MUNICIPAL BONDS	Principal Amount in Thousands	Value

Arizona - 2.58%
Arizona Educational Loan Marketing Corporation (A Nonprofit Corporation Organized Pursuant to the Laws of the State of Arizona), 2001 Educational Loan Revenue Bonds, 2001 Senior Series 2001A-2 Bonds,
4.95%, 3-1-09	$5,000	$5,140,750
Arizona Health Facilities Authority, Hospital Revenue Bonds (John C. Lincoln Health Network), Series 2000,
6.875%, 12-1-20	2,500	2,910,725
City of Phoenix Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series 2002B (AMT),
5.75%, 7-1-14	2,000	2,185,160
The Industrial Development Authority of the City of Phoenix, Arizona, Single Family Mortgage Revenue Bonds, Series 2002-1A,
6.2%, 3-1-34	1,305	1,348,926
Arizona Tourism and Sports Authority, Tax Revenue Bonds (Multipurpose Stadium Facility Project), Series 2003A,
5.375%, 7-1-19	1,120	1,225,627

Certificates of Participation, Series 2002A, Evidencing
      Proportionate Interests of the Owners Thereof in Lease
      Payments to be Made By the State of Arizona (Acting by and
      Through the Director of the Department of Administration),
      as Lessee for Certain Real and Personal Property,

5.5%, 5-1-13	1,000	1,108,310

Certificates of Participation (Arizona State University Projects),
      Series 2002, Evidencing the Proportionate Interests of the
      Owners Thereof in Lease Payments to be Made Pursuant
      to a Lease- Purchase Agreement by the Arizona Board of
      Regents, as Lessee for the Benefit of Arizona State University,

5.375%, 7-1-13	1,000	1,100,680
		15,020,178
Arkansas - 0.50%
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2002,
5.0%, 12-1-07	2,000	2,061,120
Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2003 Series D (AMT),
5.3%, 7-1-24	840	865,066
		2,926,186

California - 14.95%
State of California, Various Purpose General Obligation Bonds,
5.0%, 2-1-22	7,000	7,326,130
State of California, Various Purpose General Obligation Bonds,
5.25%, 2-1-15	5,000	5,438,750
State of California, Various Purpose General Obligation Bonds,
5.25%, 2-1-19	5,000	5,370,900
State of California, Various Purpose General Obligation Bonds,
5.5%, 4-1-28	3,000	3,290,940
State of California, Various Purpose General Obligation Bonds,
5.25%, 2-1-14	2,000	2,171,400
State of California, Various Purpose General Obligation Bonds,
5.25%, 2-1-19	2,000	2,148,360
State of California, Various Purpose General Obligation Bonds,
5.25%, 11-1-21	1,000	1,072,090
The Regents of the University of California, General Revenue Bonds, 2003 Series A,
5.125%, 5-15-19	5,000	5,358,650
The Regents of the University of California, Hospital Revenue Bonds (UCLA Medical Center), Series 2004 B,
5.5%, 5-15-20	4,055	4,489,534
The Metropolitan Water District of Southern California, Water Revenue Bonds, 2003 Authorization, Series B-2,
5.0%, 10-1-27	5,000	5,258,250
California Statewide Communities Development Authority, Hospital Revenue Certificates of Participation, Cedars-Sinai Medical Center, Series 1992,
6.5%, 8-1-12	4,400	4,827,856
Foothill/Eastern Transportation Corridor Agency, Toll Road Refunding Revenue Bonds, Series 1999, Capital Appreciation Bonds,
0.0%, 1-15-17	7,500	4,345,125
Riverside Community College District, Riverside County, California, Election of 2004, General Obligation Bonds, Series 2004A,
5.5%, 8-1-29	3,755	4,259,334
Riverside Community College District, Riverside County, California, Election of 2004, General Obligation Bonds, Series 2004A,
5.5%, 8-1-29	45	49,650
State of California, Department of Water Resources, Power Supply Revenue Bonds, Series 2002A,
5.25%, 5-1-07	3,000	3,077,280
State of California, Department of Water Resources, Central Valley Project, Water System Revenue Bonds, Series X,
5.5%, 12-1-16	1,000	1,141,940
Southern California Public Power Authority, Multiple Project Revenue Bonds, 1989 Series,
6.75%, 7-1-12	3,455	4,001,823
Moreno Valley Unified School District, General Obligation Bonds, 2004 Election, Series A (Riverside County, California),
5.25%, 8-1-22	3,500	3,785,705
State of California, General Obligation Bonds,
6.0%, 2-1-15	3,000	3,447,720
Long Beach Bond Finance Authority, Tax Allocation Revenue Bonds (Downtown, North Long Beach, Poly High and West Beach Redevelopment Project Areas), 2002 Series A,
5.375%, 8-1-15	2,505	2,744,678
County of Sacramento, Airport System Revenue Bonds, Series 2002A (Non-AMT),
5.25%, 7-1-16	2,080	2,271,984
Fremont Unified School District, Alameda County, California, Election of 2002 General Obligation Bonds, Series A,
5.375%, 8-1-18	2,035	2,236,933
Foothill - De Anza Community College District, Santa Clara County, California, Election of 1999 General Obligation Bonds, Series B,
5.25%, 8-1-19	2,000	2,219,760
Department of Water and Power of the City of Los Angeles, Power System Revenue Bonds, 2003 Series B,
5.125%, 7-1-19	2,000	2,152,400
Golden State Tobacco Securitization Corporation, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B,
5.375%, 6-1-28	2,000	2,154,340
City of Oceanside, 2003 Certificates of Participation (1993 Series A Refunding), City of Oceanside, Pursuant To a Lease with the Oceanside Public Financing Authority,
5.0%, 4-1-10	1,140	1,214,624
San Mateo Union High School District (San Mateo County, California), Election of 2000 General Obligation Bonds, Series B Capital Appreciation Bonds,
0.0%, 9-1-11	1,000	810,940
Delta Counties Home Mortgage Finance Authority (California), Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 1998 Series A,
5.2%, 12-1-14	130	130,969
California Rural Home Mortgage Finance Authority, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 1998 Series B, Class 5,
6.35%, 12-1-29	95	95,620
		86,893,685
Colorado - 1.15%
Colorado Department of Transportation, Transportation Revenue Anticipation Notes, Series 2002,
5.25%, 6-15-10	2,000	2,147,120
Weld County School District 6, Weld County, Colorado, General Obligation Refunding Bonds, Series 2002-96R,
5.0%, 12-1-09	1,700	1,800,555
City of Lafayette, Colorado, Acting by and through its Water Fund Enterprise, Water Revenue Bonds, Series 2003A,
5.25%, 12-1-20	1,010	1,093,386
Highlands Ranch Metropolitan District No. 3, Douglas County, Colorado, General Obligation Bonds, Series 1999,
5.3%, 12-1-19	1,000	1,067,780
Colorado Housing and Finance Authority, Single Family Program Senior and Subordinate Bonds, 2001 Series A-2 Senior Bonds,
6.5%, 8-1-31	570	595,610
		6,704,451
Connecticut - 0.86%
Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds (Wheelabrator Lisbon Project), Series 1993A,
5.5%, 1-1-14	5,000	5,006,500

Delaware - 0.89%
Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, 2005 Series A,
5.8%, 7-1-35	4,800	5,168,736

District of Columbia - 0.37%
Metropolitan Washington Airports Authority, Airport System Revenue Bonds, Series 2002A (AMT),
5.5%, 10-1-10	2,000	2,145,160

Florida - 5.27%
City of Jacksonville, Florida, St. Johns River Power Park System, Refunding Revenue Bonds, Issue Two, Series Eighteen,
5.0%, 10-1-08	5,000	5,215,250
City of Jacksonville, Florida, Water and Sewer System, 2002 Series B,
5.25%, 10-1-08	1,500	1,574,310
City of Coral Gables (Florida), Health Facilities Authority, Hospital Revenue Bonds (Baptist Health South Florida Obligated Group), Series 2004,
5.25%, 8-15-24	5,000	5,375,850
The City of Miami, Florida, Special Obligation Non-Ad Valorem Revenue Refunding Bonds, Series 2002A,
5.5%, 9-1-13	2,460	2,711,363
The City of Miami, Florida, Limited Ad Valorem Tax Bonds, Series 2002 (Homeland Defense/Neighborhood Capital Improvement Projects),
0.0%, 1-1-10	1,600	1,373,696
Polk County, Florida, Capital Improvement and Refunding Revenue Bonds, Series 2002,
5.25%, 12-1-09	3,200	3,419,552
Broward County, Florida, Passenger Facility Charge/Airport System Revenue Convertible Lien Bonds, Airport System Revenue Bonds, Series 2001J-1 (AMT),
5.75%, 10-1-18	2,870	3,130,969
Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2002, Miami International Airport (Hub ofthe Americas),
5.75%, 10-1-16	2,000	2,197,400
Greater Orlando Aviation Authority, Airport Facilities Revenue Bonds, Series 2002B (AMT),
5.5%, 10-1-17	2,000	2,154,740
Hillsborough County Aviation Authority, Florida, Tampa International Airport, Revenue Bonds, 2003 Series B,
5.0%, 10-1-20	2,000	2,077,860
The School Board of Palm Beach County, Florida, Certificates of Participation, Series 2002A,
5.375%, 8-1-13	1,000	1,106,230
Housing Finance Authority of Lee County, Florida, Single Family Mortgage Revenue Bonds, Series 1999A, Subseries 2,
5.0%, 9-1-30	300	306,528
		30,643,748
Georgia - 2.68%
Municipal Electric Authority of Georgia, Project One Special Obligation Bonds, Fifth Crossover Series,
6.4%, 1-1-13	6,925	7,912,297
Municipal Electric Authority of Georgia, Project One Special Obligation Bonds, Fifth Crossover Series,
6.4%, 1-1-13	860	982,068
Municipal Electric Authority of Georgia, Project One Special Obligation Bonds, Fifth Crossover Series,
6.4%, 1-1-13	75	84,914
Hospital Authority of Cobb County (Georgia), Revenue Anticipation Refunding and Improvement Certificates, Series 2003,
5.25%, 4-1-20	4,000	4,341,440
State of Georgia, General Obligation Bonds, Series 1998B,
5.5%, 7-1-12	2,000	2,223,040
		15,543,759
Guam - 0.61%
Guam International Airport Authority, General Revenue Bonds, 2003 Series C (AMT),
5.375%, 10-1-20	3,305	3,525,344

Hawaii - 1.47%
State of Hawaii, Airport System Revenue Bonds, Refunding Series 2001 (AMT),
9.6%, 7-1-09 (A)	2,500	2,955,650
State of Hawaii, Airport System Revenue Bonds, Refunding Series 2001 (AMT),
9.6%, 7-1-09 (A)	2,500	2,947,950
State of Hawaii, General Obligation Refunding Bonds of 2005, Series DG,
5.0%, 7-1-09	2,500	2,633,900
		8,537,500
Illinois - 1.61%
City of Chicago, Collateralized Single Family Mortgage Revenue Bonds, Series 2002C,
5.6%, 10-1-34	2,190	2,318,903
City of Chicago, Collateralized Single Family Mortgage Revenue Bonds, Series 2002B,
6.0%, 10-1-33	1,770	1,829,932
City of Chicago, Collateralized Single Family Mortgage Revenue Bonds, Series 2002D,
5.75%, 4-1-35	1,440	1,469,304
Village of Maywood, General Obligation Corporate Purpose Bonds, Series 2001C (Tax-Exempt),
5.5%, 1-1-21	1,300	1,418,690
School District Number 116, Champaign County, Illinois (Urbana), General Obligation School Building Bonds, Series 1999C,
0.0%, 1-1-12	1,695	1,310,998
Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001,
6.35%, 12-15-24	1,000	1,019,690
		9,367,517
Indiana - 3.12%
Indiana State Office Building Commission, Capitol Complex Revenue Bonds, Series 1990B (State Office Building I Facility),
7.4%, 7-1-15	8,000	10,188,320
Indiana State Office Building Commission, Capitol Complex Revenue Bonds, Series 1990A (Senate Avenue Parking Facility),
7.4%, 7-1-15	4,775	5,978,157
Knox County Hospital Association (Knox County, Indiana), Lease Revenue Refunding Bonds, Series 2002,
5.25%, 7-1-08	1,875	1,953,919
		18,120,396
Iowa - 0.38%
Iowa Finance Authority, Iowa State Revolving Fund, Revenue Bonds, Series 2001,
5.5%, 8-1-16	2,000	2,207,040

Kansas - 2.21%
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2003 Series A-2,
5.65%, 6-1-35	2,900	3,075,276
Sedgwick County, Kansas And Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2005 Series A-5,
5.6%, 12-1-28	2,000	2,142,920
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2002 Series B-4,
5.9%, 12-1-34	1,940	2,090,040
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2002 Series A-5,
5.55%, 12-1-33	1,500	1,603,515
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2004 Series A-4,
5.625%, 6-1-36	955	1,036,929
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2001 Series A-1 (AMT),
6.3%, 12-1-32	640	668,902
Unified School District No. 443, Ford County, Kansas (Dodge City), General Obligation Refunding Bonds, Series 2002,
5.0%, 3-1-10	1,110	1,175,146
Unified School District No. 443, Ford County, Kansas (Dodge City), General Obligation Refunding Bonds, Series 2002,
5.0%, 3-1-09	1,000	1,048,060
		12,840,788
Kentucky - 0.77%
Kentucky Housing Corporation, Housing Revenue Bonds, 2006 Series D (Taxable), (Non-Callable),
5.25%, 7-1-36	2,155	2,271,154
Kenton County (Kentucky) Airport Board, Cincinnati/Northern Kentucky International Airport, Revenue Refunding Bonds, Series 2002A,
5.625%, 3-1-14	2,000	2,176,800
		4,447,954
Louisiana - 1.37%
State of Louisiana, Gasoline and Fuels Tax Revenue Bonds, 2005 Series A,
5.0%, 5-1-26	4,800	4,995,648
Louisiana Local Government Environmental Facilities and Community Development Authority, Mortgage Revenue Bonds, Series 2004A (GNMA Collateralized--Cypress Apartments Project),
5.5%, 4-20-38	2,750	2,947,230
		7,942,878
Maryland - 0.72%
Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Bonds of 2001, Series A,
5.0%, 2-1-10	2,000	2,127,740
Maryland Transportation Authority, Airport Parking Revenue Bonds, Series 2002B, Baltimore/Washington International Airport Projects (Qualified Airport Bonds - AMT),
5.375%, 3-1-15	1,905	2,049,609
		4,177,349
Massachusetts - 1.56%
Massachusetts Bay Transportation Authority, Assessment Bonds, 2004 Series A,
5.25%, 7-1-20	2,800	3,100,804
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series D,
5.25%, 10-1-21	2,500	2,735,675
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2002, Series C,
5.5%, 11-1-10	2,000	2,176,900
Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 57 (AMT),
5.6%, 6-1-30	1,030	1,030,247
		9,043,626
Michigan - 0.96%
City of Detroit, Michigan, General Obligation Bonds (Unlimited Tax), Series 2004-A(1),
5.25%, 4-1-23	3,220	3,455,543
Board of Regents of Eastern Michigan University, General Revenue Refunding Bonds, Series 2002A,
5.8%, 6-1-13	1,530	1,741,721
Garden City Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Garden City Hospital Obligated Group), Series 1998A,
5.625%, 9-1-10	400	405,996
		5,603,260
Minnesota - 2.58%
Minneapolis-St. Paul Metropolitan Airports Commission, Airport Revenue Bonds, Series 2001B (AMT),
5.75%, 1-1-15	5,000	5,389,800
Minneapolis-St. Paul Metropolitan Airports Commission, Airport Revenue Bonds, Series 2001B (AMT),
5.75%, 1-1-13	2,345	2,533,327
City of Rochester, Minnesota, Health Care Facilities Revenue Bonds (Mayo Foundation/Mayo Medical Center), Series 1992D,
6.15%, 11-15-09	4,500	4,944,015
City of Minneapolis, Minnesota, General Obligation Convention Center Bonds, Series 2002,
5.0%, 12-1-10	2,000	2,140,600
		15,007,742
Mississippi - 0.81%
Mississippi Higher Education Assistance Corporation, Student Loan Revenue Bonds, Subordinate Series 1996-C,
6.75%, 9-1-14	2,750	2,760,560
Mississippi Higher Education Assistance Corporation, Student Loan Revenue Bonds, Subordinate Series 1996-C,
6.7%, 9-1-12	1,470	1,473,763
City of Biloxi, Mississippi, General Obligation Refunding Bonds, Series 2004,
3.0%, 2-1-06	500	499,750
		4,734,073
Missouri - 5.43%
Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds (Homeownership Loan Program), 2005 Series D (AMT),
6.0%, 3-1-36	5,300	5,795,656
The Industrial Development Authority of the City of Kansas City, Missouri, Revenue Bonds, Series 2004 (Plaza Library Project),
5.9%, 3-1-24	2,300	2,344,482
The Industrial Development Authority of the City of Kansas City, Missouri, Revenue Bonds, Series 2004 (Plaza Library Project),
5.375%, 3-1-10	1,800	1,873,512
Health and Educational Facilities Authority of the State of Missouri, Health Facilities Revenue Bonds, Barnes-Jewish, Inc./Christian Health Services, Series 1993A,
6.0%, 5-15-11	3,000	3,323,370
Northwest Missouri State University, Housing System Revenue Bonds, Series 2003,
5.5%, 6-1-19	2,650	2,932,914
The City of St. Louis, Missouri, Airport Revenue Bonds, Series 2001A (Airport Development Program),
5.0%, 7-1-11	885	943,941
The City of St. Louis, Missouri, Airport Revenue Bonds, Series 2001A (Airport Development Program),
5.0%, 7-1-11	615	660,067
The City of St. Louis, Missouri, Airport Revenue Refunding Bonds, Series 2003A (Lambert-St. Louis International Airport),
5.25%, 7-1-18	1,000	1,079,530
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2004,
6.25%, 3-1-24	2,265	2,303,799
Jackson County, Missouri, Tax Exempt Special Obligation Refunding & Improvement Bonds (Truman Medical Center Project), Series 2001A,
5.5%, 12-1-12	2,000	2,216,260
The Board of Education of the City of St. Louis, General Obligation Refunding Bonds (Missouri Direct Deposit Program), Capital Appreciation Bonds, Series 2002B,
0.0%, 4-1-10	2,000	1,702,900
State Environmental Improvement and Energy Resources Authority (State of Missouri), Water Pollution Control Revenue Refunding Bonds (State Revolving Fund Program - Master Trust), Series 2001B,
5.5%, 7-1-10	1,500	1,623,900
Missouri Higher Education Loan Authority (A Public Instrumentality and Body Corporate and Politic of the State of Missouri), Student Loan Revenue Bonds, Subordinate Series 1994A,
5.45%, 2-15-09	1,500	1,504,470
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Missouri, Eastland Center Project, Phase II, Series 2002B,
6.0%, 4-1-21	1,250	1,326,325
Bi-State Development Agency of the Missouri- Illinois Metropolitan District (Metrolink Cross County Extension Project), Mass Transit Sales Tax Appropriation Bonds, Series 2002B,
5.25%, 10-1-09	1,000	1,066,560
City of Chesterfield, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Series 2002 (Chesterfield Valley Projects),
4.5%, 4-15-16	845	846,377
		31,544,063
Nebraska - 1.58%
City of Lincoln, Nebraska, Lincoln Electric System Revenue Bonds, Series 2005,
5.0%, 9-1-29	4,800	5,062,944
Nebraska Higher Education Loan Program, Inc., 1993-2 Series A-6 Junior Subordinate Bonds,
9.151%, 6-1-13 (A)	3,935	4,134,426
		9,197,370
Nevada - 0.33%
Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 1999,
6.0%, 7-1-14	1,385	1,514,830
Nevada Housing Division, Single Family Mortgage Bonds, 1998 Series A-1 Mezzanine Bonds,
5.35%, 4-1-16	325	325,520
Nevada Housing Division, Single Family Mortgage Bonds, 1996 Series C Subordinate Bonds,
6.35%, 4-1-09	40	40,415
		1,880,765
New Hampshire - 1.00%
New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center Issue, Series 2002A,
6.125%, 7-1-32	2,000	2,089,280
New Hampshire Health and Education Facilities Authority, Revenue Bonds, Southern New Hampshire University Issue, Series 2003,
5.375%, 1-1-34	1,500	1,566,000
New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Revenue Bonds, 2006 Series A (AMT),
5.65%, 1-1-36	2,000	2,155,480
		5,810,760
New Jersey - 3.01%
New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2000A,
6.0%, 1-1-13	3,205	3,665,911
New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2000A,
6.0%, 1-1-13	960	1,099,334
New Jersey Economic Development Authority, School Facilities Construction Bonds, 2004 Series I,
5.25%, 9-1-24	2,250	2,486,880
County of Hudson, New Jersey, Refunding Certificates of Participation, Series 2002,
6.0%, 12-1-10	2,110	2,325,811
New Jersey Transit Corporation payable solely from certain Federal Transit Administration Grants, Certificates of Participation, Series 2002A,
5.5%, 9-15-13	2,000	2,216,440
The City of Newark in the County of Essex, New Jersey, General Obligation School Purpose Refunding Bonds, Series 2002,
5.375%, 12-15-13	2,000	2,203,460
New Jersey Building Authority, State Building Revenue and Refunding Bonds, 2002 Series B,
5.25%, 12-15-08	1,900	2,002,562
Casino Reinvestment Development Authority, Hotel Room Fee Revenue Bonds, Series 2004,
5.25%, 1-1-23	1,350	1,471,257
		17,471,655
New Mexico - 1.26%
City of Albuquerque, New Mexico, Airport Refunding Revenue Bonds, Series 2001 (AMT),
5.375%, 7-1-15	3,365	3,589,277
New Mexico Educational Assistance Foundation, Student Loan Program Bonds, Second Subordinate 1996 Series A-3,
6.75%, 11-1-08	2,175	2,235,269
San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Subordinate Series 2001B,
5.75%, 9-15-21	1,000	1,105,390
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, 2004 Series B (AMT),
4.75%, 7-1-35	375	381,960
		7,311,896
New York - 12.30%
The City of New York, General Obligation Bonds, Fiscal 2004 Series D,
5.25%, 10-15-21	8,295	8,867,272
The City of New York, General Obligation Bonds, Fiscal 2003 Series J,
5.5%, 6-1-19	5,000	5,433,000
The City of New York, General Obligation Bonds, vFiscal 2005 Series B,
5.25%, 8-1-12	5,000	5,399,900
The City of New York, General Obligation Bonds, Fiscal 2003 Series A Current Interest Bonds,
5.5%, 8-1-10	3,000	3,230,370
The City of New York, General Obligation Bonds, Fiscal 2003 Series A,
5.75%, 8-1-14	2,000	2,210,180
The City of New York, General Obligation Bonds, Fiscal 2002 Series C,
5.5%, 3-15-15	2,000	2,164,180
New York City Transitional Finance Authority, Future Tax Secured Refunding Bonds, Fiscal 2003, Series A,
5.5%, 11-1-26	5,000	5,439,950
New York City Transitional Finance Authority, Future Tax Secured Refunding Bonds, Fiscal 2003, Series D,
5.25%, 2-1-19	3,000	3,232,770
New York City Transitional Finance Authority, Future Tax Secured Refunding Bonds, Fiscal 2003, Series B Tax-Exempt Bonds,
5.25%, 2-1-09	2,000	2,110,020
New York City Transitional Finance Authority, Future Tax Secured Refunding Bonds, Fiscal 2003, Series A,
5.25%, 11-1-10	1,000	1,077,440
Dormitory Authority of the State of New York, Third General Resolution Revenue Bonds (State University Educational Facilities Issue), Series 2002B,
5.25%, 11-15-23	2,350	2,533,958
Dormitory Authority of the State of New York, City University System, Consolidated Fourth General Resolution Revenue Bonds, 2001 Series A,
5.5%, 7-1-17	2,000	2,201,320
Dormitory Authority of the State of New York, State University Educational Facilities, Revenue Bonds, Series 1990B,
7.5%, 5-15-11	1,095	1,217,793
Dormitory Authority of the State of New York, State University Educational Facilities, Revenue Bonds, Series 1990B,
7.5%, 5-15-11	650	742,196
The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Twenty-Seventh Series,
5.5%, 12-15-14	3,000	3,265,890
The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Twenty-Sixth Series,
5.5%, 11-15-13	2,000	2,166,060
New York State Urban Development Corporation, Correctional and Youth Facilities, Service Contract Revenue Bonds, Series 2003A,
5.25%, 1-1-21	2,500	2,617,325
New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds (Economic Development and Housing), Series 2002D,
5.0%, 12-15-07	2,000	2,060,440
Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds, Series 1999B (The Southampton Hospital Association Civic Facility),
7.625%, 1-1-30	2,365	2,396,029
Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds, Series 1999A (The Southampton Hospital Association Civic Facility),
7.25%, 1-1-20	1,040	1,047,488
Metropolitan Transportation Authority, State Service Contract Refunding Bonds, Series 2002A,
5.75%, 7-1-16	3,000	3,421,290
Tobacco Settlement Financing Corporation (State Of New York), Asset-Backed Revenue Bonds (State Contingency Contract Secured), Series 2003A-1,
5.5%, 6-1-21	2,000	2,183,880
New York City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series A,
5.375%, 6-15-14	2,000	2,179,700
Triborough Bridge and Tunnel Authority, General Revenue Refunding Bonds, Series 2002B,
5.0%, 11-15-09	2,000	2,114,800
New York City, Health and Hospitals Corporation, Health System Bonds, 2002 Series,
5.5%, 2-15-13	1,000	1,095,310
New York State Thruway Authority, Highway and Bridge Trust Fund Refunding Bonds, Series 2002C,
5.25%, 4-1-10	1,000	1,072,810
		71,481,371
North Carolina - 1.36%
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 2003 C,
5.5%, 1-1-14	3,000	3,281,520
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 2003 C,
5.0%, 1-1-07	655	661,982
North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Bonds, Series 2003A,
5.25%, 1-1-19	2,500	2,693,625
County of Cumberland, North Carolina, Hospital Facility Revenue Bonds (Cumberland County Hospital System, Inc.), Series 1999,
5.25%, 10-1-11	1,200	1,269,180
		7,906,307
Ohio - 2.33%
Ohio Water Development Authority, State of Ohio, Water Pollution Control Loan Fund Revenue Bonds, Water Quality Series 2005B,
5.0%, 12-1-10	5,000	5,344,500
Hamilton County, Ohio, Sewer System Improvement Revenue Bonds, 2005 Series B (The Metropolitan Sewer District of Greater Cincinnati),
5.0%, 12-1-30	3,850	4,049,507
County of Summit, Ohio, Various Purpose Bonds, Series 2002 (Limited Tax General Obligation),
5.75%, 12-1-14	1,710	1,936,233
County of Cuyahoga, Ohio, Revenue Bonds, Series 2003A (Cleveland Clinic Health System Obligated Group),
6.0%, 1-1-21	1,000	1,124,880
County of Lorain, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Series 2001A (Catholic Healthcare Partners),
5.625%, 10-1-17	1,000	1,081,400
		13,536,520
Oklahoma - 0.57%
Oklahoma City Airport Trust, Junior Lien Tax-Exempt Bonds, Twenty-Seventh Series B (AMT),
5.75%, 7-1-16	1,490	1,593,004
City of Oklahoma City, Oklahoma, General Obligation Refunding Bonds, Series 2002,
5.0%, 3-1-10	1,060	1,125,582
Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds (Homeownership Loan Program),1995 Series B, Subseries B-2 (AMT),
7.625%, 9-1-26	570	595,867
		3,314,453
Oregon - 0.87%
State of Oregon, Department of Administrative Services, Refunding Certificates of Participation, 2002 Series B,
5.25%, 5-1-12	3,000	3,284,610
State of Oregon, Department of Transportation, Regional Light Rail Extension Construction Fund, Revenue Refunding Bonds, Series 2002 (Westside Light Rail Project),
5.0%, 6-1-09	1,000	1,054,640
State of Oregon, Housing and Community Services Department, Mortgage Revenue Bonds (Single-Family Mortgage Program), 1996 Series D,
6.375%, 7-1-27	710	725,819
		5,065,069
Pennsylvania - 3.28%
Pennsylvania Higher Educational Facilities Authority (Commonwealth of Pennsylvania), Health Services Revenue Bonds (Allegheny Delaware Valley Obligated Group Project), Series A,
5.7%, 11-15-11	2,500	2,688,875
Schuylkill County Industrial Development Authority, Variable Rate Demand Revenue Bonds (Pine Grove Landfill, Inc. Project), 1995 Series,
5.1%, 10-1-19	2,400	2,470,488
Susquehanna Area Regional Airport Authority, Airport System Revenue Bonds, Series 2003A,
5.5%, 1-1-19	2,120	2,285,424
The Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series 2002,
5.5%, 7-1-14	2,000	2,218,080
County of Allegheny, Pennsylvania, General Obligation Refunding Bonds, Series C-55,
5.25%, 11-1-11	2,000	2,179,520
Falls Township Hospital Authority, Refunding Revenue Bonds, The Delaware Valley Medical Center Project (FHA Insured Mortgage), Series 1992,
7.0%, 8-1-22	1,640	1,644,986
Redevelopment Authority of the City of Philadelphia, Revenue Bonds (Beech, LLC Student Housing Complex at Temple University), Series 2003A,
5.5%, 7-1-35	1,500	1,529,520
Health Care Facilities Authority of Sayre (Pennsylvania), Fixed Rate Hospital Revenue Bonds (Latrobe Area Hospital), Series A of 2002,
5.25%, 7-1-10	1,385	1,489,637
County of Butler (Commonwealth of Pennsylvania), General Obligation Bonds, Series of 2002,
6.0%, 7-15-10	1,330	1,469,850
The Harrisburg Authority (Dauphin County, Pennsylvania), School Revenue Bonds, Series A of 2002 (The School District of the City of Harrisburg Refunding Project),
5.0%, 4-1-10	1,010	1,073,650
		19,050,030
Puerto Rico - 2.55%
Commonwealth of Puerto Rico, Public Improvement Refunding Bonds (General Obligation Bonds), Series 2003 C,
6.0%, 7-1-13	3,450	3,618,567
Commonwealth of Puerto Rico, Public Improvement Refunding Bonds (General Obligation Bonds), Series 2003 C,
5.0%, 7-1-18	3,000	3,076,110
Commonwealth of Puerto Rico, Public Improvement Refunding Bonds (General Obligation Bonds), Series 2004 A,
5.25%, 7-1-21	5,740	5,999,965
Commonwealth of Puerto Rico, Public Improvement Refunding Bonds (General Obligation Bonds), Series 2002,
5.25%, 7-1-10	2,000	2,151,100
		14,845,742
Rhode Island - 0.36%
City of Pawtucket, Rhode Island, General Obligation Refunding Bonds, 2002 Series A,
5.0%, 4-15-08	2,000	2,074,800

South Carolina - 0.28%
Anderson County Joint Municipal Water System, South Carolina, Waterworks System Revenue Bonds, Series 2002,
5.5%, 7-15-13	1,445	1,603,444

South Dakota - 0.42%
South Dakota Health and Educational Facilities Authority (Huron Regional Medical Center Issue), Revenue Bonds, Series 1994,
7.3%, 4-1-16	2,000	2,434,980

Tennessee - 1.03%
Volunteer State Student Funding Corporation, Educational Loan Revenue Bonds, Junior Subordinate Series 1993C Bonds,
5.85%, 12-1-08	2,700	2,703,888
The Memphis and Shelby County Sports Authority, Inc., Revenue Bonds, 2002 Series A (Memphis Arena Project),
5.5%, 11-1-13	2,000	2,220,280
Dickson County, Tennessee, General Obligation Refunding Bonds, Series 2002,
5.0%, 3-1-10	1,000	1,061,870
		5,986,038
Texas - 6.45%
State of Texas, Tax and Revenue Anticipation Notes, Series 2005,
4.5%, 8-31-06	8,000	8,061,920
Cities of Dallas and Fort Worth, Texas, Dallas/Fort Worth International Airport, Joint Revenue Bonds, Series 2003A,
5.5%, 11-1-19	5,000	5,387,800
Cities of Dallas and Fort Worth, Texas, Dallas/Fort Worth International Airport, Joint Revenue Improvement and Refunding Bonds, Series 2001A,
5.875%, 11-1-17	1,280	1,398,618
Lancaster Independent School District (Dallas County, Texas), Unlimited Tax School Building Bonds, Series 2004,
5.75%, 2-15-30	6,000	6,756,360
City of Houston, Texas, Water and Sewer System, Junior Lien Revenue Forward Refunding Bonds, Series2002B,
5.75%, 12-1-16	2,000	2,236,140
City of Houston, Texas, Combined Utility System, First Lien Fixed Rate Revenue Refunding Bonds, Series 2004A,
5.25%, 5-15-10	2,000	2,145,360
City of Houston, Texas, Airport System Subordinate Lien Revenue Bonds, Series 2002B (Non-AMT),
5.25%, 7-1-10	2,000	2,143,360
Harris County, Texas, Tax and Subordinate Lien, Revenue Refunding Bonds, Series 2004B,
5.0%, 8-15-32	2,500	2,664,800
Harris County-Houston Sports Authority, Senior Lien Revenue Bonds, Series 2001G,
5.75%, 11-15-15	1,500	1,649,835
Lufkin Health Facilities Development Corporation, Health System Revenue and Refunding Bonds (Memorial Health System of East Texas), Series 1995,
6.875%, 2-15-26	2,770	2,835,677
Goose Creek Consolidated Independent School District, Unlimited Tax Refunding and Schoolhouse Bonds, Series 2002,
5.75%, 2-15-17	1,070	1,180,948
Goose Creek Consolidated Independent School District, Unlimited Tax Refunding and Schoolhouse Bonds, Series 2002,
5.75%, 2-15-17	980	1,048,306
		37,509,124
Virginia - 1.38%
Industrial Development Authority of the City of Roanoke, Virginia, Hospital Revenue Bonds (Carilion Health System Obligated Group), Series 2002A,
5.75%, 7-1-14	2,225	2,460,316
Industrial Development Authority of the City of Roanoke, Virginia, Hospital Revenue Bonds (Carilion Health System Obligated Group), Series 2002A,
5.5%, 7-1-17	2,000	2,190,280
Virginia Port Authority, Commonwealth Port Fund Revenue Bonds (2002 Resolution), Series 2002,
5.5%, 7-1-15	2,000	2,178,240
City of Richmond, Virginia, General Obligation Public Improvement Refunding Bonds, Series 2000A,
5.5%, 1-15-12	1,065	1,169,807
		7,998,643
Washington - 5.13%
Energy Northwest, Columbia Generating Station Electric Revenue Refunding Bonds, Series 2004-A,
5.25%, 7-1-10	5,800	6,213,250
Energy Northwest, Project No. 1 Refunding Electric Revenue Bonds, Series 2002-A,
5.75%, 7-1-16	4,500	5,014,125
Washington Public Power Supply System, Nuclear Project No. 1, Refunding Revenue Bonds, Series 1989B,
7.125%, 7-1-16	8,200	10,329,376
State of Washington, Various Purpose General Obligation Bonds, Series 1990A,
9.10438%, 2-1-12 (A)	2,495	3,358,919
Housing Authority of the City of Seattle, Low-Income Housing Assistance Revenue Bonds, 1995 (GNMA Collateralized Mortgage Loan - Kin On Project),
7.4%, 11-20-36	1,750	1,901,463
Spokane Public Facilities District, Regional Projects, Spokane Public Facilities District, Hotel/Motel Tax and Sales/Use Tax Bonds, Series 2003,
5.75%, 12-1-19	1,665	1,895,819
Port of Seattle, Revenue Bonds, Series 2001B (AMT),
5.625%, 4-1-16	1,000	1,076,680
		29,789,632
West Virginia - 0.50%
State of West Virginia, Infrastructure General Obligation Bonds, 1999 Series A (Non-AMT),
0.0%, 11-1-13	4,000	2,898,600

Wyoming - 0.46%
Wyoming Student Loan Corporation, Student Loan Revenue Refunding Bonds, Series 1999A (Non-AMT),
6.2%, 6-1-24	2,500	2,651,175

TOTAL MUNICIPAL BONDS - 99.30%		$576,970,307

(Cost: $554,788,999)

SHORT-TERM SECURITY - 0.70%

Utilities -- Electric
Wisconsin Electric Power Co.,
4.22%, 1-3-06	4,094	$4,093,040
(Cost: $4,093,040)

TOTAL INVESTMENT SECURITIES - 100.00%		$581,063,347

(Cost: $558,882,039)

Notes to Schedule of Investments

(A)The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at December 31, 2005.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Municipal Bond Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: February 28, 2006

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: February 28, 2006